Additional Financial Information	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Additional Financial Information [Abstract]
Additional Financial Information

12. Additional Financial Information

Cash Interest and Taxes

The Company made interest payments of approximately $21 million and $28 million during the three months ended March 31, 2020 and March 31, 2019, respectively. The Company made interest payments of approximately $65 million and $70 million during the six months ended March 31, 2020 and March 31, 2019, respectively. The Company paid approximately $20 million and $11 million of income and withholding taxes, net of refunds, for the three months ended March 31, 2020 and March 31, 2019, respectively. The Company paid approximately $40 million and $18 million of income and withholding taxes, net of refunds, during the six months ended March 31, 2020 and March 31, 2019, respectively.

Dividends

The Company’s ability to pay dividends is restricted by covenants in the indentures governing its notes and in the credit agreements for the Senior Term Loan Facility and the Revolving Credit Facility.

In the first quarter of fiscal year 2019, the Company instituted a regular quarterly dividend policy whereby it intends to pay a modest regular quarterly dividend in each of the first three fiscal quarters and a variable dividend for the fourth fiscal quarter in an amount commensurate with cash expected to be generated from operations in such fiscal year, in each case, after taking into account other potential uses for cash, including acquisitions, investment in our business and repayment of indebtedness. The declaration of each dividend will continue to be at the discretion of the Company’s board of directors.

On March 25, 2020, the Company’s board of directors declared a cash dividend of $37.5 million which was paid to stockholders on April 17, 2020 and recorded as an accrual as of March 31, 2020. On September 23, 2019, the Company’s board of directors declared a cash dividend of $206 million which was paid to stockholders on October 4, 2019 and recorded as an accrual as of September 30, 2019. On March 26, 2019, the Company’s board of directors declared a cash dividend of $31.25 million which was accrued as of March 31, 2019 and paid to stockholders on April 5, 2019.

Depreciation Expense

During the six months ended March 31, 2020, the Company recorded depreciation expense of $38 million, which included a one-time charge of $10 million representing the difference between the net book value of a building and its expected recoverable value.

COVID-19 Pandemic

On March 11, 2020, the COVID-19 outbreak was declared a global pandemic by the World Health Organization. Government-imposed mandates limiting public assembly and requiring that non-essential businesses close have adversely impacted the Company’s operations, including touring and physical product distribution, for the three and six months ended March 31, 2020. It is unclear how long the government-imposed mandates and restrictions will last and to what extent the global pandemic will impact demand for the Company’s music and related services, even after federal, state, local and foreign governmental restrictions are lifted over time.

The Company is not presently aware of any events or circumstances arising from the global pandemic that would require us to update any estimates, judgments or materially revise the carrying value of our assets or liabilities. The Company’s estimates may change, however, as new events occur and additional information is obtained, and any such changes will be recognized in the consolidated financial statements. Actual results could differ from estimates, and any such differences may be material to our consolidated financial statements.

16. Additional Financial Information

Cash Interest and Taxes

The Company made interest payments of approximately $138 million, $148 million and $138 million during the fiscal years ended September 30, 2019, September 30, 2018 and September 30, 2017, respectively. The Company paid approximately $63 million, $49 million and $40 million of foreign income and withholding taxes, net of refunds, for the fiscal years ended September 30, 2019, September 30, 2018 and September 30, 2017, respectively.

Dividends

The Company’s ability to pay dividends is restricted by covenants in the indentures governing its notes and in the credit agreements for the Senior Term Loan Facility and the Revolving Credit Facility.

On September 23, 2019, the Company’s board of directors declared a cash dividend of $206.25 million which was paid to stockholders on October 4, 2019 and recorded as an accrual as of September 30, 2019. For fiscal year 2019, the Company paid an aggregate of $93.75 million in cash dividends to stockholders. For fiscal year 2018, the Company paid an aggregate of $925 million in cash dividends to stockholders, which reflected proceeds from the sale of Spotify shares acquired in the ordinary course of business. For fiscal year 2017, the Company paid an aggregate of $84 million in cash dividends to stockholders.

In the first quarter of fiscal year 2019, the Company instituted a regular quarterly dividend policy whereby it intends to pay a modest regular quarterly dividend in each fiscal quarter and a variable dividend for the fourth fiscal quarter in an amount commensurate with cash expected to be generated from operations in such fiscal year, in each case, after taking into account other potential uses for cash, including acquisitions, investment in our business and repayment of indebtedness. The declaration of each dividend will continue to be at the discretion of the Board.

Spotify Share Sale

During the fiscal year ended September 30, 2018, the Company sold all of its shares of common stock in Spotify Technology S.A. (“Spotify”) for cash proceeds of $504 million. In February 2016, the Company publicly announced that it would pay royalties in connection with these proceeds. The sale of shares resulted in an estimated pre-tax gain, net of the estimated royalty expense and other related costs, of $382 million, which was recorded as other income (expense) for the fiscal year ended September 30, 2018. As of September 30, 2018, the estimated royalty expense and other related costs had been accrued, and were subsequently paid. The processing of the royalty expense resulted in advance recoveries of previously expensed royalty advances. The Company calculated the advance recoveries to be $12 million, and recorded these advance recoveries as a credit within operating expense for the fiscal year ended September 30, 2018. The Company also recorded estimated tax expense of $77 million associated with the net income on the sale of shares in fiscal year ended September 30, 2018.

Additionally, the cash proceeds received in connection with the sale of shares have been reflected as an investing activity on the statement of cash flows within proceeds from the sale of investments for the fiscal year ended September 30, 2018.